ACCOUNTING POLICIES - Gains/(losses) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Gains/(losses) on derivative instruments	$ 11,338	$ (225)	$ 34,274	$ (2,134)
Other financial items, net	$ (545)	(1,809)	(1,115)	(14,513)
Change in market value of derivatives			(33,420)	2,919
Other current assets and other non-current assets			2,989	418
Other current and non-current liabilities			$ (3,174)	(6,137)
Previously Reported
Gains/(losses) on derivative instruments		0		0
Other financial items, net		(2,034)		(16,647)
Change in market value of derivatives				0
Other current assets and other non-current assets				1,781
Other current and non-current liabilities				(4,581)
Restatement Adjustment
Gains/(losses) on derivative instruments		(225)		(2,134)
Other financial items, net		$ 225		2,134
Change in market value of derivatives				2,919
Other current assets and other non-current assets				(1,363)
Other current and non-current liabilities				$ (1,556)